Analysis of performance by segment	6 Months Ended
Jun. 30, 2022
Analysis of performance by segment
Analysis of performance by segment

B       Earnings performance

B1     Analysis of performance by segment

B1.1  Segment results

		2022 $m		2021 $m
	Note	Half year		Half year
		note (i)		note (i)
Continuing operations:
CPL		149		139
Hong Kong		501		460
Indonesia		196		225
Malaysia		190		184
Singapore		340		320
Growth markets and othernote (ii)		522		479
Eastspring		131		162
Other income (expenditure):
Investment return and other income		39		—
Interest payable on core structural borrowings		(103)		(164)
Corporate expenditurenote(iii)		(150)		(157)
Total other income (expenditure)		(214)		(321)
Restructuring and IFRS 17 implementation costsnote (iv)		(154)		(77)
Adjusted operating profit	B1.2	1,661		1,571
Short-term fluctuations in investment returns on shareholder-backed businessnote (v)		(1,383)		(212)
Amortisation of acquisition accounting adjustments		(5)		(2)
Gain (loss) attaching to corporate transactions	D1.1	27		(94)
Profit before tax attributable to shareholders		300		1,263
Tax charge attributable to shareholders' returns	B3	(194)		(193)
Profit from continuing operations		106		1,070
Loss from discontinued US operations	D1.2	—		(5,707)
Profit (loss) for the period		106		(4,637)

Attributable to:
Equity holders of the Company:
From continuing operations		104		1,063
From discontinued US operations		—		(5,073)
		104		(4,010)
Non-controlling interests:
From continuing operations		2		7
From discontinued US operations		—		(634)
		2		(627)
Profit (loss) for the period		106		(4,637)

Basic earnings per share (in cents)		2022		2021
	Note	Half year		Half year
	B4	note (i)		note (i)
Based on adjusted operating profit, net of tax and non-controlling interest, from continuing operations		49.2	¢	51.6	¢
Based on profit from continuing operations, net of non-controlling interest		3.8	¢	40.9	¢
Based on loss from discontinued US operations, net of non-controlling interest		—	¢	(195.1)	¢

Notes

(i)	Segment results are attributed to the shareholders of the Group before deducting the amount attributable to the non-controlling interests. This presentation is applied consistently throughout the document.
(ii)	Adjusted operating profit for growth markets and other includes other items of $160 million (half year 2021: $167 million) which in the first half of 2022 comprised largely of the impact of the adoption of the Risk-Based Capital regime in Hong Kong (as discussed further in note C3.2) offset by corporate taxes for life joint ventures and associates and provisions for sales and premium tax.
(iii)	Corporate expenditure as shown above is for head office functions in London and Hong Kong.
(iv)	Restructuring and IFRS 17 implementation costs include those incurred in insurance and asset management operations of $(44) million (half year 2021: $(33) million).
(v)	In general, the short-term fluctuations reflect the value movements on shareholders’ assets and policyholder liabilities (net of reinsurance) arising from market movements in the period. In half year 2022, rising interest rates and widening credits spreads across a number of the Group’s life insurance markets led to unrealised bond losses which more than offset the impact of higher discount rates on policyholder liabilities under the local reserving basis applied. The interest rates rises in the first half of 2022 were more substantial than that seen in the first half 2021. Short-term fluctuations also reflect losses on equities backing shareholder-backed business following market movements in the period (compared with equity gains in the prior period) and the impact of refinements to the reserving basis in Hong Kong following the adoption of the Risk-Based Capital regime as discussed further in note C3.2.

B1.2   Determining operating segments and performance measure of operating segments

Operating segments

The Group's operating segments for financial reporting purposes are defined and presented in accordance with IFRS 8 ‘Operating Segments’ on the basis of the management reporting structure and its financial management information. Under the Group's management and reporting structure, its chief operating decision maker is the Group Executive Committee (GEC), chaired by the Group Chief Executive. There have been no changes to the Group’s operating segments as reported in these interim financial statements from those reported in the Group’s consolidated financial statements for the year ended 31 December 2021.

Performance measure

The performance measure of operating segments utilised by the Group is IFRS operating profit based on longer-term investment returns (adjusted operating profit) as described below. This measurement basis distinguishes adjusted operating profit from other constituents of total profit or loss for the period as follows:

–	Short-term fluctuations in investment returns on shareholder-backed business;
–	Amortisation of acquisition accounting adjustments arising on the purchase of business; and
–	Gain or loss on corporate transactions, as discussed in note D1.1.

The determination of adjusted operating profit for investment and liability movements is as described in note B1.2 of the Group’s consolidated financial statements for the year ended 31 December 2021.

For debt securities at 30 June 2022, the level of unamortised interest-related realised gains and losses related to previously sold bonds was a net gain of $211 million (31 December 2021: $515 million).

For equity-type securities, the longer-term rates of return are estimates of the long-term trend investment returns for income and capital having regard to past performance, current trends and future expectations. Different rates apply to different categories of equity-type securities.

For insurance operations, investments in equity securities held for non-linked shareholder-backed business at 30 June 2022 amounted to $5,756 million (31 December 2021: $6,073 million). The longer-term rates of return applied in half year 2022 ranged from 4.6 per cent to 16.9 per cent (half year 2021: 5.5 per cent to 16.9 per cent) with the rates applied varying by business unit.

B1.3   Additional segmental analysis of revenue

	Half year 2022 $m
	Insurance operationsnote (i)
					Growth		Inter		Un-
					markets		-segment		allocated
	Hong				and		elimi-	Total	to a
	Kong	Indonesia	Malaysia	Singapore	other	Eastspring	nation	segment	segment	Total
Gross premiums earned	4,672	809	934	3,616	2,210	—	—	12,241	—	12,241
Outward reinsurance premiums	(771)	(18)	(29)	(70)	(31)	—	—	(919)	—	(919)
Earned premiums, net of reinsurance	3,901	791	905	3,546	2,179	—	—	11,322	—	11,322
Other incomenote (ii)	14	4	—	9	45	181	—	253	—	253
Total external revenue	3,915	795	905	3,555	2,224	181	—	11,575	—	11,575
Intra-group revenue	—	—	—	—	1	106	(107)	—	—	—
Interest income	510	39	115	395	317	1	—	1,377	3	1,380
Dividend and other investment income	338	103	103	321	66	—	—	931	19	950
Investment (depreciation) appreciation	(17,752)	(144)	(557)	(6,134)	(2,324)	(17)	—	(26,928)	28	(26,900)
Total revenue, net of reinsurance	(12,989)	793	566	(1,863)	284	271	(107)	(13,045)	50	(12,995)

	Half year 2021 $m
	Insurance operationsnote (i)
					Growth		Inter		Un-
					markets		-segment		allocated
	Hong				and		elimi-	Total	to a
	Kong	Indonesia	Malaysia	Singapore	other	Eastspring	nation	segment	segment	Total
Gross premiums earned	4,776	871	929	2,934	2,011	—	—	11,521	—	11,521
Outward reinsurance premiums	(767)	(28)	(22)	(55)	(26)	—	—	(898)	—	(898)
Earned premiums, net of reinsurance	4,009	843	907	2,879	1,985	—	—	10,623	—	10,623
Other incomenote (ii)	24	5	1	10	57	234	—	331	—	331
Total external revenue	4,033	848	908	2,889	2,042	234	—	10,954	—	10,954
Intra-group revenue	—	—	—	—	—	106	(106)	—	—	—
Interest income	528	46	117	462	303	1	—	1,457	—	1,457
Dividend and other investment income	214	33	101	186	39	—	—	573	—	573
Investment (depreciation) appreciation	(1,444)	(135)	(280)	817	(259)	9	—	(1,292)	—	(1,292)
Total revenue, net of reinsurance	3,331	792	846	4,354	2,125	350	(106)	11,692	—	11,692

Notes

(i)

CPL, Prudential’s life business in the Chinese Mainland, is a 50/50 joint venture with CITIC and is accounted for using the equity method under IFRS. The Group’s share of its results is presented in a single line within the Group’s profit before tax on a net of related tax basis and therefore not shown in the analysis of revenue line items above. Revenue from external customers of CPL (Prudential’s share) in half year 2022 is $1,605 million (half year 2021: $1,307 million).

(ii)

Other income comprises income from external customers and consists primarily of revenue from the Group’s asset management business of $181 million (half year 2021: $234 million). The remaining other income consists primarily of policy fee revenue from external customers and asset management rebate revenue from external fund managers.

B1.4   Additional segmental analysis of profit after tax

	2022 $m	2021 $m
	Half year	Half year
CPL	(28)	148
Hong Kong	(613)	441
Indonesia	131	179
Malaysia	119	135
Singapore	63	141
Growth markets and othernote (i)	617	330
Eastspring	117	147
Total segment	406	1,521
Unallocated to a segment (central operations)note (ii)	(300)	(451)
Total profit after tax from continuing operations	106	1,070

Notes

(i)	The Growth markets and other segment comprises all other Asia and Africa insurance businesses alongside other amounts that are not included in the segment profit of an individual business unit including tax on life joint ventures and associates and other items that are not representative of the underlying segment trading for the period, in line with the presentation used by management when assessing the performance of the underlying segments internally.
(ii)	Comprising other income and expenditure of $(214) million (half year 2021: $(321) million) attributable to the head office functions in London and Hong Kong and $(154) million (half year 2021: $(77) million) of restructuring and IFRS 17 implementation costs as shown in note B1.1, $7 million (half year 2021: $(4) million) of short-term fluctuations on investment returns, $62 million (half year 2021: $(56) million) from corporate transactions as shown in note D1.1 and related tax of $(1) million (half year 2021: $7 million).